Performance Management - BNY Mellon Core Plus Fund	Apr. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The fund commenced operations after all of the assets of another investment company advised by the fund's sub-adviser, Insight Investment Grade Bond Fund (the "predecessor fund"), were transferred to the fund in exchange for Class Y shares of the fund in a tax-free reorganization on February 2, 2018. The bar chart shows the changes in the performance of the fund's Class Y shares from year to year based on the performance of the predecessor fund's Institutional Class shares for periods prior to February 2, 2018 and the performance of the fund's Class Y shares thereafter. Sales charges, if any, are not reflected in the bar chart and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares (based on the performance of the predecessor fund's Institutional Class shares for periods prior to February 2, 2018 and the performance of the respective class of the fund's shares thereafter) to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Additional Market Index [Text]	The table compares the average annual total returns of the fund's shares (based on the performance of the predecessor fund's Institutional Class shares for periods prior to February 2, 2018 and the performance of the respective class of the fund's shares thereafter) to those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges, if any, are not reflected in the bar chart and, if those charges were included, returns would have been less than those shown.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 7.46 Worst Quarter 2022, Q2: (6.47) The year-to-date total return of the fund's Class Y shares as of June 30, 2026 was 1.15%.
Performance Table Narrative

After-tax performance is shown only for Class Y shares (based on the performance of the predecessor fund's Institutional Class shares for periods prior to February 2, 2018 and the performance of the fund's Class Y shares thereafter). After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

Performance for the fund's Class A, C, I and Y shares represents the performance of the predecessor fund's Institutional Class shares for periods prior to February 2, 2018. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class A, C, I and Y shares; if such fees and expenses had been reflected, the performance shown for Class A and C shares would have been lower. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance [Table]
Average Annual Total Returns - BNY Mellon Core Plus Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Class A | Average Annual Return, Label [Optional Text]	returns before taxes
Class A | Average Annual Return, Percent		2.24%	(0.94%)	2.36%
Class C | Average Annual Return, Label [Optional Text]	returns before taxes
Class C | Average Annual Return, Percent		5.28%	(0.78%)	2.22%
Class I | Average Annual Return, Label [Optional Text]	returns before taxes
Class I | Average Annual Return, Percent		7.34%	0.23%	3.04%
Class Y | Average Annual Return, Label [Optional Text]	returns before taxes
Class Y | Average Annual Return, Percent		7.40%	0.26%	3.06%
Class Y | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	returns after taxes on distributions
Class Y | After Taxes on Distributions | Average Annual Return, Percent		5.25%	(1.35%)	1.57%
Class Y | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	returns after taxes on distributions and sale of fund shares
Class Y | After Taxes on Distributions and Sales | Average Annual Return, Percent		4.35%	(0.50%)	1.71%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/25)
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Class Y shares (based on the performance of the predecessor fund's Institutional Class shares for periods prior to February 2, 2018 and the performance of the fund's Class Y shares thereafter). After-tax performance of the fund's other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
Class Y
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Class Y shares as of
Bar Chart, Year to Date Return	1.15%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.46%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.47%)
Lowest Quarterly Return, Date	Jun. 30, 2022